Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization of intangible assets	$ 4,190	$ 0	$ 0
Depreciation expense	37,253	5,422	4,765
Development rights
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Indefinite Intangible Assets, Gross Carrying Amount		22,600
Indefinite Intangible Assets, Accumulated Amortization		0
Indefinite Intangible Assets, Currency Translation Adjustment		0
Indefinite Intangible Assets, Gross Carrying Amount		22,600
Power purchase agreements
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Finite Intangible Assets, Gross Carrying Amount	371,765
Finite Intangible Assets, Accumulated Amortization	(6,169)
Finite Intangible Assets, Currency Translation Adjustment	(3,923)
Finite Intangible Assets, Net Book Value	361,673
Amortization of intangible assets	6,169	$ 0	$ 0
Amortization of Intangible Assets Recorded as a Reduction of Revenue	4,190
Depreciation expense	$ 1,979
Power purchase agreements | Weighted average
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Finite Intangible Assets, Weighted Average Amortization Period	21 years